Borrowings - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 29, 2024
Debt Disclosure [Abstract]
Accrued interest		$ 0		$ 634
Debt Instrument [Line Items]
Unamortized discount		0		2,133	$ 1,503
Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Principal amounts of notes converted		396	$ 100	1,310	1,602
Principal amount, maturity extended					$ 966
Interest rate					12.00%
Interest expense, debt		99	164	329	$ 485
Amortization of issuance costs		$ 0	$ 18	$ 32	$ 121
Notes payable | Series 1 promissory notes | Class B Preferred Units
Debt Instrument [Line Items]
Units issued for notes converted (in shares)		40,829	10,310	135,133	165,089
Unit price for notes converted (in usd per share)		$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Notes payable | Series 1 Promissory Notes, First Term Extension
Debt Instrument [Line Items]
Principal amount, maturity extended		$ 122	$ 580	$ 829
Interest rate		12.00%	12.00%	12.00%	9.00%	9.00%
Notes payable | Series 1 Promissory Notes, Second Term Extension
Debt Instrument [Line Items]
Principal amount, maturity extended		$ 300	$ 366	$ 890
Interest rate		15.00%	15.00%	15.00%	12.00%	12.00%
Convertible debt | Convertible promissory notes
Debt Disclosure [Abstract]
Accrued interest				$ 634	$ 119
Debt Instrument [Line Items]
Principal amounts of notes converted	$ 6,000
Units issued for notes converted (in shares)	693,480
Unit price for notes converted (in usd per share)	$ 9.74
Interest rate	8.00%	8.00%		8.00%	8.00%
Interest expense, debt		$ 231	$ 89	$ 456	$ 105
Accrued interest converted	$ 755
Contractual interest expense		205	$ 270	583	119
Unamortized discount		$ 0		$ 2,133	$ 1,472